Investments in joint ventures (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Equity Method Investments

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Accumulated earnings of joint ventures	$405	$3,270
Accumulated losses of joint ventures	$(707)	$—

SRV Joint Gas Ltd and SRV Joint Gas Two Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of financial Statement Information of Joint Ventures on aggregated basis

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2020	2019	2020	2019
Time charter revenues	$24,278	$21,504	$45,331	$42,162
Operating expenses	(5,319)	(4,467)	(11,623)	(8,226)
Depreciation and amortization	(5,133)	(5,058)	(10,275)	(10,317)
Operating income	13,826	11,979	23,433	23,619
Unrealized gain (loss) on derivative instruments	4,589	(9,297)	(18,979)	(14,379)
Other financial expense, net	(5,842)	(5,985)	(11,905)	(11,994)
Income (loss) before tax	12,573	(3,303)	(7,451)	(2,754)
Income tax expense	223	—	—	—
Net income (loss)	$12,796	$(3,303)	$(7,451)	$(2,754)
Share of joint ventures owned	50%	50%	50%	50%
Share of joint ventures net income (loss) before eliminations	6,398	(1,652)	(3,726)	(1,377)
Eliminations	77	77	154	154
Equity in earnings (losses) of joint ventures	$6,475	$(1,575)	$(3,572)	$(1,223)

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2020	2019
Cash and cash equivalents	$14,763	$17,897
Restricted cash	8,681	9,250
Other current assets	1,033	973
Total current assets	24,477	28,120
Restricted cash	25,913	34,650
Vessels, net of accumulated depreciation	509,576	521,060
Total long-term assets	535,489	555,710
Current portion of long-term debt	29,186	28,297
Amounts and loans due to owners and affiliates	886	629
Derivative instruments	15,011	13,089
Refund liabilities (1)	7,643	26,691
Other current liabilities	9,445	10,327
Total current liabilities	62,171	79,033
Long-term debt	360,434	375,091
Loans due to owners and affiliates	7,976	7,663
Derivative instruments	76,127	59,070
Other long-term liabilities	38,689	40,952
Total long-term liabilities	483,226	482,776
Net assets (liabilities)	$14,569	$22,021
Share of joint ventures owned	50%	50%
Share of joint ventures net assets (liabilities) before eliminations	7,285	11,011
Eliminations	(7,587)	(7,741)
Accumulated earnings (losses) of joint ventures	$(302)	$3,270